ROBERTSON STEPHENS MUTUAL FUNDS
The Growth & Income Fund
Second-Quarter Report
June 30, 1997


GROWTH & INCOME

The Growth & Income Fund SECOND-QUARTER REPORT

FUND PHILOSOPHY

The Growth & Income Fund seeks to achieve long-term total return by investing primarily in small- and mid-cap stocks, convertible bonds, and preferreds. Our flexible, bottom-up approach is based on value recognition and trend analysis. We look for well-managed companies with improving fundamentals that are positioned for growth. Our formula for long-term success also includes a disciplined approach to managing risk: losses are eliminated quickly, and we are constantly looking for new opportunities. In addition, the Fund also may engage in short sales of securities it expects to decline in price.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance - Class A Shares  6
Portfolio Summary  7
Fund Performance - Class C Shares  8
Schedule of Investments  9
Schedule of Securities Sold Short  15
Statement of Assets and Liabilities  16
Statement of Operations  17
Statement of Changes in Net Assets  18
Financial Highlights - Class A Shares  19
Financial Highlights - Class C Shares  20
Notes to Financial Statements  21
Administration  28

FUND HIGHLIGHTS


OUTLOOK
We think the profitability potential of many of our small- and medium-sized companies is still compelling and can outpace the earnings momentum of the S&P 500, where we feel valuations are fair to overpriced.


FINANCIAL HOLDINGS REDUCED
We reduced our exposure to financial stocks during the quarter after the Fed raised funds rates earlier in the year.


TECHNOLOGY
During the quarter we increased our technology exposure.



ENERGY SERVICES
We also remain committed to our energy service investments as oil and gas companies look to increase production.


ACQUISITION
During the quarter, BankAmerica agreed to acquire Robertson Stephens. The deal is subject to regulatory and other approvals, and it is expected to be completed as early as September 30, 1997.

[PHOTO]

FUND MANAGER
John L. Wallace
Portfolio Manager
The Robertson Stephens Growth & Income Fund


DEAR SHAREHOLDER:

The Robertson Stephens Growth & Income Fund (Class A shares) was up 12.50% for the second quarter of 1997 versus 14.01% for the Lipper Growth & Income Funds Index and 17.40% for the S&P 500 Index. For the first half, the Fund was up 9.03% versus 15.93% for the Lipper and 20.54% for the S&P 500. For the period from May 9, 1997 (Commencement of Operations) to June 30, 1997, the Fund's Class C shares were up 7.01%.

MARKET ENVIRONMENT
During the second quarter, the Dow Jones Industrial Average and the S&P 500 reversed what looked to be their first official correction since 1990 and put together a very impressive rally to new highs. Small-cap stocks participated in this rally but had lagged considerably since the beginning of the year. Everyone knows that small caps have underperformed large blue-chip stocks since May 1996, but the performance gap has been dramatic.

The previous times small caps underperformed this dramatically were in 1987 and 1990. What is interesting now is that this underperformance is coming during a bull market. At this stage of the economic cycle, we are looking for companies and sectors that are benefiting from increases in capital spending and still have pricing power. We remain committed to a flexible, objective approach to equity investing but our bias


"WE REMAIN COMMITTED TO A FLEXIBLE, OBJECTIVE APPROACH TO EQUITY INVESTING
BUT OUR BIAS REMAINS MORE SMALL- TO MID-CAP...."

remains more small- to mid-cap, where we continue to see greater value and growth potential. We think the profitability potential of many of our small- and medium-sized companies is still compelling and can outpace the earnings momentum of the S&P 500, where we feel valuations are fair to overpriced.

OUTLOOK
After two very strong years in 1995 and 1996, we feel that the market might return to a more normal pattern of price appreciation. Volatility has risen in 1997 after several years of below-average readings, and we have seen problems associated with price momentum investing. We feel that emphasis on valuation, stock selection, and sector rotation will return. We also believe that sustained market strength for the rest of the year requires real economic growth to remain moderate. The bond yield should remain below 7.25%. We must see continued signs of caution, and the market must broaden to include small-cap stocks as well as large-cap.

We remain focused on bottom-up research in our search for companies that we believe have a growth catalyst that will push the stock price and earnings higher. We continue to monitor the earnings progress of all of our holdings, and to remain flexible and open-minded about our investments. We want shareholders to keep in mind that capital preservation is every bit as important as growth.

PORTFOLIO
We remain optimistic about the risk/reward profile of our REITs. We believe that the economic outlook is good, and geographically our REIT positions are exhibiting above-average growth. Many of our REITs are yielding 5-7% and despite some fluctuations in interest rates, we still like their total return potential.

In our convertible positions, we continue to seek those that will participate in 60-80% of any upside move of the underlying common stock.

PORTFOLIO


The Fund's long positions remained diversified across many S&P sectors at quarter-end, with the top ten accounting for 17.49% of the Fund. Our three largest holdings at quarter-end were VANS, INC. (2.23%), which manufactures and sells casual performance footwear for men, women, and children; SCIENTIFIC-ATLANTA, INC. (1.87%), which makes terrestrial and satellite-based communications network products for data transmission, cable T.V., and telecommunications providers; and PIER 1 IMPORTS, INC. (1.83%), which sells a variety of imported home furnishing and related items.

FINANCIAL HOLDINGS REDUCED
We reduced our exposure to financial stocks during the quarter after the Fed raised funds rates in March. Although the Fed has remained neutral since then, the fact remains that it has started to tighten for the first time in more than two years. Thus, we believe that financial stocks are unlikely to outperform at this juncture and have made investments in sectors that we feel have stronger growth potential.


[PHOTO]

INVESTMENT MANAGEMENT

G. RANDY HECHT
President
Robertson Stephens
Investment Trust
randy_hecht@rsco.com

INVESTMENT TEAM

RESEARCH
John Seabern

TRADING
Don Heidary

ADMINISTRATION
Tara Britton

TECHNOLOGY
In total, our technology exposure increased from 18.6% at the end of the first quarter to 21.5% at the close of the second.

Cable T.V. stocks have underperformed the market since 1993, and current valuations are at a discount to private cable valuations, resulting in attractive investment opportunities. In addition, new telecommunications and cable equipment order momentum seems to be rising. During the quarter we increased our exposure in the telecommunications services and equipment industries. Portfolio holdings include ANTEC (0.38% of the portfolio at quarter-end), SCIENTIFIC-ATLANTA (1.87%), TELE-COMMUNICATIONS (0.69%), and WESTINGHOUSE (1.05%). In the PC area, capital spending remains focused on computers and software as companies and individuals seek productivity gains. At quarter-end, computer software and services comprised 6.60% of the portfolio, with computer hardware and components at 0.9%.

ENERGY SERVICES
We also remain committed to our energy service investments. The major international integrated oil and gas companies continue to increase their capital spending as finding costs for hydrocarbons are coming down. Our oil service investments are focused on companies that are introducing new products to help these companies lower finding costs further and to increase productivity.


"WE FOCUS ON AND LOOK FORWARD TO A LONG-TERM RELATIONSHIP WITH OUR
SHAREHOLDERS."


As we move forward, we want to remind investors that successful equity investing is not a short-term proposition. We focus on and look forward to a long-term relationship with our shareholders. On behalf of the entire Growth & Income team, I want to thank you all for your interest and support.


Sincerely,


/s/ John L. Wallace

JOHN L. WALLACE
Portfolio Manager
July 28, 1997

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR PORTFOLIO MANAGER HOTLINE AT 1-800-766-3863.

FUND PERFORMANCE - CLASS A SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens Growth & Income Fund, the S&P 500 Index(1), and the Lipper Growth & Income Funds Index(2) IF INVESTED ON JULY 12, 1995(3)


[GRAPH]


CUMULATIVE TOTAL RETURNS

                                                            GROWTH & INCOME         S&P 500               LIPPER GROWTH &
FOR THE PERIOD ENDED 6/30/97                                           FUND           INDEX(1)         INCOME FUNDS INDEX(2)
-----------------------------------------------------------------------------------------------------------------------------
Since inception (7/12/95)(3)                                          52.16%          64.79%                       52.94%
-----------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

                                                            GROWTH & INCOME         S&P 500               LIPPER GROWTH &
FOR THE PERIOD ENDED 6/30/97                                           FUND           INDEX(1)         INCOME FUNDS INDEX(2)
-----------------------------------------------------------------------------------------------------------------------------
One year                                                              14.15%          34.72%                      28.76%
Since inception (7/12/95)(3)                                          23.75%          28.86%                      24.07%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of a selected portfolio of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index.

(2) The Lipper Growth & Income Funds Index is composed of 30 funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Mutual Funds indices are equally weighted, composed of the largest mutual funds within their respective investment objectives, and adjusted for the reinvestment of capital gains distribution and income dividends. You cannot invest in an index itself.

(3) Date that the Fund's Class A shares were first offered to the public.

    Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

    International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security. High-yielding, lower-quality debt securities may be considered to be of lower standing and more speculative.

PORTFOLIO SUMMARY
AS OF JUNE 30, 1997

[CHART]

Cash/Cash Equivalents 0.3%
Short Positions 0.7%
Business/Commercial Services 1.2%
Building Products 1.3%
Auto Parts/Suppliers 1.3%
Tobacco 1.5%
Environmental Services 1.6%
Media 2.5%
Specialty Wholesale 3.0%
Transportation 3.3%
Oil/Gas Drilling 3.8%
Health/Medical 5.6%
Manufacturing/Chemicals 6.7%
Consumer/Retail 7.6%
Other/Other Assets, Net 2.2%
Technology 21.5%
Convertibles/Preferred 13.0%
Financial/REITs 12.9%
Energy/Energy Services 10.1%

TOP TEN HOLDINGS

1.
VANS, INC. (2.23%)
Manufactures and sells active-casual and performance footwear for sports enthusiasts, as well as snowboard boots.

2.
SCIENTIFIC-ATLANTA, INC. (1.87%)
Makes terrestrial and satellite-based communications network products for data transmission, cable TV, and telecommunications providers.

3.
PIER 1 IMPORTS, INC. (1.83%)
Sells a wide variety of imported home furnishing and related items.

4.
NABORS INDUSTRIALS, INC. (1.82%)
World's largest drilling contractor for land-based oil and gas projects, operating in almost every major oil, gas, and geothermal drilling market.

5.
FISHER SCIENTIFIC INTERNATIONAL, INC. (1.82%)
Produces instruments, supplies, equipment, and related accessories to worldwide research centers, medical and educational laboratories, and industrial consumers.

6.
SMITH INTERNATIONAL, INC. (1.66%)
Supplies products and services used to drill oil and gas wells.

7.
COMPUWARE CORPORATION (1.65%)
Develops and maintains system software products that enable computer programmers and analysts to improve efficiency in application program testing, test data preparation, error analysis, and maintenance.

8.
CAMCO INTERNATIONAL, INC. (1.59%)
Provides specialized products and services for the drilling, well completion, production, and well services markets.

9.
WORLDCOM, INC. (1.54%)
Fourth-largest U.S. long-distance carrier. Also offers local phone service, Internet access, and international communications services using its own fiber-optic network.

10.
NOBLE DRILLING CORPORATION (1.48%)
Owns and operates the world's largest fleet of offshore mobile oil and gas drilling rigs, as well as 46 land rigs. Also holds labor contracts for 16 third-party-owned rigs.

FUND PERFORMANCE - CLASS C SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens Growth & Income Fund, the S&P 500 Index(1), and the Lipper Growth & Income Funds Index(2) IF INVESTED ON MAY 9, 1997(3)



[GRAPH]


CUMULATIVE TOTAL RETURNS


                                             GROWTH & INCOME     GROWTH & INCOME        S&P 500            LIPPER GROWTH &
FOR THE PERIOD ENDED 6/30/97                            FUND                FUND(4)       INDEX(1)      INCOME FUNDS INDEX(2)
-----------------------------------------------------------------------------------------------------------------------------
Since inception (5/9/97)(3)                             8.01%               7.01%          7.56%                   6.73%
-----------------------------------------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of a selected portfolio of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index.

(2) The Lipper Growth & Income Funds Index is composed of 30 funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Mutual Funds indices are equally weighted, composed of the largest mutual funds within their respective investment objectives, and adjusted for the reinvestment of capital gains distribution and income dividends. You cannot invest in an index itself.

(3)  Date that the Fund's Class C shares were first sold to the public.

(4) Reflects the contingent deferred sales charge imposed on redemptions within the first year of purchasing shares.


     Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this fund is not usually exact.

     International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security. High-yielding, lower-quality debt securities may be considered to be of lower standing and more speculative.

SCHEDULE OF INVESTMENTS


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 3.0%
BB&T Corporation                                                                                   60,000        $  2,700,000
Commercial Federal Corporation                                                                     75,000           2,784,376
TCF Financial Corporation                                                                          55,500           2,740,313
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,224,689
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
CardioThoracic Systems, Inc.(1)                                                                    70,000             980,000
Genentech, Inc.(1)                                                                                 47,500           2,799,531
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,779,531
-----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.3%
Royal Plastics Group, Ltd.(1,2)                                                                   135,000           3,617,299
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,617,299
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.3%
U-Ship, Inc., Restricted(1,3,6)                                                                   666,667             900,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      900,000
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 5.5%
Nautica Enterprises, Inc.                                                                         105,000           2,775,937
Pier 1 Imports, Inc.                                                                              190,000           5,035,000
Sport-Haley, Inc.(1)                                                                               65,000           1,088,750
Vans, Inc.(1)                                                                                     405,000           6,125,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,025,312
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
Superior Services, Inc.(1)                                                                        105,000           2,493,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,493,750
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 0.9%
Iomega Corporation(1)                                                                             127,500           2,534,063
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,534,063
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.7%
Adobe Systems, Inc.                                                                                50,000           1,753,125
BMC Software, Inc.(1)                                                                              50,000           2,768,750
Legato Systems, Inc.(1)                                                                            65,000           1,202,500
Pure Atria Corporation                                                                            110,000           1,553,750
Tandem Computers, Inc.                                                                            135,000           2,733,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,011,875
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.9%
Compuware Corporation(1)                                                                           95,000           4,536,250
Data Dimensions, Inc.(1)                                                                           60,000           1,320,000
Data General Corporation(1)                                                                        85,000           2,210,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,066,250
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS/SERVICES - 1.2%
Sunbeam Corporation, Inc.                                                                          90,000           3,397,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,397,500
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 0.8%
Aware, Inc.(1)                                                                                    160,000        $  2,360,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,360,000
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.4%
ITI Technologies, Inc.(1)                                                                          44,000           1,006,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,006,500
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 2.4%
Louisiana Land and Exploration Company                                                             35,000           1,999,375
Oryx Energy Company(1)                                                                            110,000           2,323,750
Seitel, Inc.(1)                                                                                    57,500           2,185,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,508,125
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 7.7%
Baker Hughes, Inc.                                                                                 60,000           2,321,250
Camco International, Inc.                                                                          80,000           4,380,000
Drilex International, Inc.(1)                                                                     145,000           2,283,750
Input/Output, Inc.(1)                                                                             130,000           2,356,250
McDermott International, Inc.                                                                      95,000           2,772,813
Santa Fe International Corporation(1)                                                              55,000           1,870,000
Smith International, Inc.(1)                                                                       75,000           4,556,250
TransCanada Pipelines, Ltd.                                                                        30,000             603,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   21,144,063
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
Ascent Entertainment Group, Inc.(1)                                                                53,768             490,633
Sodak Gaming, Inc.(1)                                                                             120,000           1,770,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,260,633
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.5%
Philip Environmental, Inc.(1)                                                                     130,000           2,063,750
Tetra Technologies, Inc.(1)                                                                        80,000           1,980,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,043,750
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.4%
American Express Company                                                                           37,500           2,793,750
Federal National Mortgage Association                                                              57,500           2,508,438
Matrix Capital Corporation(1)                                                                      95,000           1,330,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,632,188
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 0.9%
International Multifoods Corporation                                                              100,000           2,512,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,512,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMO - 1.9%
HealthCare Compare Corporation                                                                     62,500           3,273,437
Sun Healthcare Group, Inc.                                                                        100,000           2,081,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,354,687
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

10


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.4%
Everest Reinsurance Holdings, Inc.                                                                 65,000       $   2,575,625
Hartford Life, Inc.                                                                                25,000             937,500
Mid Ocean, Ltd.                                                                                    60,000           3,146,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,659,375
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.8%
Coachmen Industries, Inc.                                                                          80,000           1,370,000
Figgie International, Inc.(1)                                                                     140,000           1,925,000
Furniture Brands International, Inc.(1)                                                           117,700           2,280,437
Littlefuse, Inc.(1)                                                                               100,000           2,825,000
Simpson Manufacturing Company, Inc.(1)                                                             45,500           1,205,750
Stewart and Stevenson Services, Inc.                                                               80,000           2,080,000
Walter Industries, Inc.                                                                           100,000           1,675,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,361,187

-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.5%
Liberty Media Corporation, Grade A(1)                                                             125,000           2,968,750
Metromedia International Group, Inc.(1)                                                            80,000           1,015,000
Westinghouse Electric Corporation                                                                 125,000           2,890,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,874,375
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.3%
Bard (C.R.), Inc.                                                                                  65,000           2,360,312
Meridian Diagnostics, Inc.                                                                        125,000           1,046,875
Novoste Corporation(1)                                                                            175,000           2,865,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,272,812
-----------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES/PARTS SUPPLIERS - 1.3%
Cooper Tire and Rubber Company                                                                     92,000           2,024,000
Harley-Davidson, Inc.                                                                              35,000           1,677,812
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,701,812
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.1%
3Com Corporation(1)                                                                                45,000           2,025,000
PairGain Technologies, Inc.(1)                                                                     65,000           1,007,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,032,500
-----------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 3.8%
Nabors Industries, Inc.(1)                                                                        200,000           5,000,000
Noble Drilling Corporation(1)                                                                     180,000           4,061,250
Rowan Companies, Inc.(1)                                                                           50,000           1,409,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,470,625
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
R.E.I.T. - 5.1%
Crescent Operating, Inc.(1)                                                                         6,000       $      72,000
Crescent Real Estate Equities Trust                                                                60,000           1,905,000
Criimi Mae, Inc.                                                                                  170,000           2,720,000
Health and Retirement Property Trust                                                              110,000           2,069,375
JP Realty, Inc.                                                                                   110,000           2,983,750
Ocwen Asset Investment Corporation                                                                 40,000            810,000
Prime Retail, Inc.                                                                                 60,000             806,250
Walden Residential Properties, Inc.                                                               100,000           2,562,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,928,875
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.0%
Cypress Semiconductor Corporation(1)                                                               70,000           1,015,000
Texas Instruments, Inc.                                                                            20,000           1,681,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,696,250
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.9%
Crompton & Knowles Corporations                                                                   120,000           2,670,000
Imperial Chemicals Corporation plc, ADR(5)                                                         47,000           2,673,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,343,125
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY PAPER - 0.9%
International Paper Company                                                                        50,000           2,428,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,428,125
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE  - 3.0%
Fisher Scientific International, Inc.                                                             105,000           4,987,500
Tyco International, Inc.                                                                          105,000           3,300,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,287,500
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.2%
Comsat Corporation                                                                                110,000           2,619,375
Tele-Communications, Inc.(1)                                                                      127,600           1,898,050
WorldCom, Inc.(1)                                                                                 132,500           4,240,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,757,425
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
General Instrument Corporation(1)                                                                  50,000           1,250,000
Motorola, Inc.                                                                                     45,000           3,420,000
Qualcomm, Inc.(1)                                                                                  57,500           2,925,312
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,595,312
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 4.7%
ANTEC Corporation(1)                                                                               90,000           1,057,500
Corning, Inc.                                                                                      47,500           2,642,188
Ericsson (L.M.) Telephone Company, ADR(5)                                                          50,000           1,968,750
IWL Communications, Inc.(1)                                                                       133,800             719,176
Scientific-Atlanta, Inc.                                                                          235,000           5,140,626
SpecTran Corporation(1)                                                                            51,700           1,008,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,536,390
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

12


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.5%
Phillip Morris Companies, Inc.                                                                     45,000       $   1,996,875
RJR Nabisco Holdings Corporation                                                                   62,500           2,062,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,059,375
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 3.3%
Consolidated Freightways Corporation(1)                                                           175,000           2,865,625
Genesee & Wyoming, Inc., Class A(1)                                                               115,000           3,018,750
Hvide Marine, Inc., Class A(1)                                                                    140,000           3,097,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,981,875
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 85.5% (Cost: $190,386,047)                                                                  234,859,653
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.2%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A                                                      489,575           3,274,030
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,274,030
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.8%
Crown Cork & Seal Company, Inc., 4.50%, Expires 2/26/00                                            45,000           2,272,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,272,500
-----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - 1.0%
Timet Capital Trust, 6.625%, Expires 11/1/26, 144A(3,4)                                            50,000           2,637,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,637,500
-----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS - 1.1%
Coeur d'Alene Mines Corporation, 7.00%, Expires 3/15/00                                           190,000           3,182,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,182,500
-----------------------------------------------------------------------------------------------------------------------------
R.E.I.T. - 0.6%
Excel Realty Trust, Inc., 2.125%, Expires 12/31/49                                                 60,000           1,635,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,635,000
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.2%
IXC Communications, Inc., 144A, 7.25%, Expires 3/31/07(3,4)                                        27,700           3,282,450
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,282,450
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
Trans World Airlines, Inc., 8.00%, Expires 12/31/49                                               100,000           2,631,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,631,200
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 6.9% (Cost: $18,209,031)                                                      18,915,180


The accompanying notes are an integral part of these financial statements.


JUNE 30, 1997 (UNAUDITED)                                                                             PAR               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 0.6%
Charming Shoppes, Inc., 7.50%, Due 7/15/06                                                      1,750,000       $   1,734,407
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,734,407
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.5%
EMC Corporation, 3.25%, Due 3/15/02                                                             1,350,000           1,488,901
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,488,901
-----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.1%
Molten Metal Technology, 5.50%, Due 5/1/06, 144A(4)                                             1,000,000             358,860
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      358,860
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.6%
Empresas ICA Sociedad Controladoro, S.A. de C.V., Due 3/15/04                                   2,000,000           1,580,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,580,000
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY/GENERAL INDUSTRIAL - 0.3%
Robbins & Myers, Inc., 6.50%, Due 9/1/03                                                          500,000             697,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      697,500
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.8%
Mascotech, Inc., 4.50%, Due 12/15/03                                                            2,500,000           2,287,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,287,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 0.5%
Renal Treatment Centers, Inc., 5.625%, Due 7/15/06, 144A(4)                                     1,500,000           1,487,055
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,487,055
-----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - 1.9%
Itron Corporation, 6.75%, Due 1/1/04, 144A(3,4)                                                 2,300,000           2,932,500
Offshore Logistics, Inc., 6.00%, Due 12/15/03                                                   2,000,000           2,168,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,100,500
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.4%
Cirrus Logic, Inc., 6.00%, Due 12/15/03                                                         1,550,000           1,147,728
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,147,728
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
Midcom Communications, Inc. 8.25%, Due 8/15/03, 144A(4)                                         1,500,000             981,570
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      981,570
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 6.1% (Cost: $15,992,791)                                                              $  16,864,021

-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIP, Due 11/15/17                                                               3,000,000             735,639
-----------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS - 0.3% (Cost: $668,248)                                                                        735,639
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14


JUNE 30, 1997 (UNAUDITED)                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8% (Cost: $225,256,117)                                                                  $ 271,374,493
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  432,752
Repurchase Agreement
    State Street Bank and Trust Company, 5.50%, dated 6/30/97, due 7/1/97, maturity value, $2,579,394 (collateralized by par value $2,615,000
    U.S. Treasury Notes 6.375%, due 4/30/99)                                                                        2,579,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 1.1%                                     3,011,752
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (0.7)% (Proceeds: $2,046,307)                                                              (2,046,250)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.8%                                                                                            2,392,959
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                       $ 274,732,954
-----------------------------------------------------------------------------------------------------------------------------

(1)  Non-income-producing security.
(2)  Foreign security denominated in Canadian Dollars.
(3)  Fair-value security. See 1.a. Notes to Financial Statements.
(4) These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(5)  ADR - American Depository Receipt.
(6)  Restricted Security. See 4.d. in Notes to Financial Statements.


SCHEDULE OF SECURITIES SOLD SHORT


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - (0.5)%
Applied Magnetics Corporation                                                                      60,000       $   1,357,500
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - (0.2)%
HBO & Company                                                                                      10,000             688,750
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (0.7)% (Proceeds: $2,046,307)                                                     $   2,046,250
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $225,256,117)                                                                      $ 271,374,493
Deposits with brokers and custodian bank for securities sold short                                                  3,011,752
Receivable for investments sold                                                                                     4,531,897
Receivable for fund shares subscribed                                                                                 186,102
Dividends/interest receivable                                                                                         401,917
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      279,506,161


-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $2,046,307)                                                                        2,046,250
Payable for investments purchased                                                                                   1,854,800
Payable for fund shares redeemed                                                                                      454,805
Payable to adviser                                                                                                    190,570
Accrued expenses                                                                                                      170,271
Payable to distributor                                                                                                 56,511
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   4,773,207


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                $ 274,732,954


-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   208,810,699
Accumulated undistributed net investment income                                                                       854,421
Accumulated net realized gain from investments                                                                     18,816,551
Accumulated net realized gain from securities sold short                                                              132,850
Net unrealized appreciation on investments                                                                         46,118,376
Net unrealized appreciation on securities sold short                                                                       57


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                $ 274,732,954
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:
     Net Asset Value, offering, and redemption price per share - Class A Shares                                 $       14.85
     (Net assets of  $274,593,331 applicable to 18,493,413 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------
     Net Asset Value, offering, and redemption price per share - Class C Shares                                 $       14.83
     (Net assets of  $139,623 applicable to 9,415 shares of beneficial interest outstanding with no par value)(1)
-----------------------------------------------------------------------------------------------------------------------------

(1) Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $     832,540
Dividends (net of foreign tax withheld of $4,221)                                                                   1,879,641
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             2,712,181


-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            1,424,070
Administrative services fees                                                                                          356,017
Distribution fees - Class A Shares                                                                                    355,978
Transfer agent fees                                                                                                    87,155
Custodian fees                                                                                                         76,080
Shareholder reports                                                                                                    46,155
Interest expense                                                                                                       36,693
Professional fees                                                                                                      26,425
Registration and filing fees                                                                                           21,358
Trustees' fees and expenses                                                                                            11,041
Dividend expense for securities sold short                                                                              6,350
Insurance                                                                                                               2,413
Distribution fees - Class C Shares                                                                                        120
Shareholder servicing fees - Class C Shares                                                                                40
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                      2,449,895
Less: Expense waiver by adviser                                                                                      (592,135)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                 1,857,760


-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 854,421
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN /(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 15,249,507
Net realized loss from securities sold short                                                                          (61,141)
Net change in unrealized appreciation on investments                                                                7,724,072
Net change in unrealized depreciation on securities sold short                                                       (170,764)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)                                          22,741,674
ON INVESTMENTS AND SECURITIES SOLD SHORT


-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  23,596,095
-----------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         FOR THE SIX                  FOR THE
                                                                                        MONTHS ENDED               YEAR ENDED
                                                                            JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $      854,421           $      447,480
Net realized gain from investments                                                        15,249,507               14,368,389
Net realized (loss)/gain from securities sold short                                          (61,141)                 129,616
Net change in unrealized appreciation on investments                                       7,724,072               25,033,904
Net change in unrealized (depreciation)/appreciation on securities sold short               (170,764)                 125,009
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      23,596,095               40,104,398


-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income - Class A Shares                                                             -                 (457,356)
Net investment income - Class C Shares(1)                                                          -                        -
Realized gain on investments - Class A Shares                                                      -               (7,274,370)
Realized gain on investments - Class C Shares(1)                                                   -                        -

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                -               (7,731,726)


-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions          (58,638,099)              140,500,320
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                         (58,638,099)              140,500,320


-----------------------------------------------------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS                                                  (35,042,004)              172,872,992
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      309,774,958              136,901,966
End of period                                                                         $  274,732,954           $  309,774,958
-----------------------------------------------------------------------------------------------------------------------------


(1)  Class C shares were first sold on May 9, 1997.


The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS - CLASS A SHARES

                                                                          FOR THE SIX             FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                  MONTHS ENDED          YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                            6/30/97 (UNAUDITED)           12/31/96          12/31/95(1)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $       13.62       $       11.24       $       10.00
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            0.04                0.02                0.00
Net realized gain and unrealized appreciation on investments                     1.19                2.70                1.24
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             1.23                2.72                1.24


-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                            -               (0.02)                   -
Distributions from realized gain on investments                                     -               (0.32)                   -
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $       14.85       $       13.62       $       11.24
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                     9.03%              24.16%              12.40%
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                        $     274,593       $     309,775       $     136,902
Ratio of Expenses to Average Net Assets                                          1.30%(2)            1.71%(2)               1.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets                      0.60%(2)            0.18%(2)             (0.01)%
Portfolio Turnover Rate                                                           109%                212%                 97%
Average Commission Rate Paid(3)                                         $      0.0599       $      0.0567                   -
-----------------------------------------------------------------------------------------------------------------------------


(1)  Class A shares were first issued on July 12, 1995.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser for the six months ended June 30, 1997, and for the year ended December 31, 1996, total return would have been 8.81% and 24.07%, respectively, and the ratio of expenses to average net assets would have been 1.72% and 1.76%, respectively, and the ratio of net investment income to average net assets would have been 0.18% and 0.13%, respectively.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Ratios, except for total return and portfolio turnover rate, have been annualized.

     Per-share data with respect to Class A shares for each period has been determined by using the average number of Class A shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS - CLASS C SHARES

                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                 6/30/97(1) (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $       13.73
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    0.00
Net realized gain and unrealized appreciation on investments and securities sold short                                   1.10
-----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                                     1.10


-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                   --
Distributions from realized gain on investments                                                                            --


-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                  $       14.83
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                             8.01%
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                                                                $         140
Ratio of Expenses to Average Net Assets                                                                                  2.05%(2)
Ratio of Net Investment Income to Average Net Assets                                                                     0.09%(2)
Portfolio Turnover Rate                                                                                                   109%
Average Commission Rate Paid(3)                                                                                 $      0.0599
-----------------------------------------------------------------------------------------------------------------------------

(1)  Class C shares were first sold on May 9, 1997.

(2) If the fund had paid all of its expenses and there had been no reimbursement from the Adviser for the period from April 1, 1997 (Commencement of Offering), through June 30, 1997, total return would have been 7.94%, the ratio of expenses to average net assets would have been 2.54%, and the ratio of net investment (loss) to average net assets would have been (0.40)%.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Ratios, except for total return and portfolio turnover rate, have been annualized.

     Total returns do not include the 1% contingent deferred sales charge.

     Per-share data with respect to Class C shares has been determined by using the average number of Class C shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.


The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers twelve series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens MicroCap Growth Fund and The Robertson Stephens Global Value Fund. The assets for each series are segregated and accounted for separately.

The Trustees have authorized the issuance of two classes of shares of beneficial interest of the Fund, designated as Class A and C, respectively. The shares of each class represent an interest in the same portfolio of investments of the Fund. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class may bear expenses unique to that class (including, but not limited to, distribution expenses applicable to such class). Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Board of Trustees declares separate distributions of each class of shares. Each class votes as a class only with respect to its own distribution plan or other matters for which a class vote is required by law or determined by the Board of Trustees. Class C shares were first sold by the Fund on May 9, 1997. Class C shares are subject to a 1% contingent deferred sales charge if those shares are redeemed within one year of purchase.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES


The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At June 30, 1997, 96.4% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. At June 30, 1997, 3.6% of the Fund's long positions and 100% of its short positions were valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies concentrated within a number of industries in the technology sector and energy/energy services sector. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b. REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:

The Fund intends to comply with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax will be made.

d. SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g. CLASS ALLOCATIONS:

Income, common expenses, and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Transfer agent expenses, distribution/shareholder service fees and any other class specific expenses, if any, are calculated daily at the class level based on the appropriate daily net assets of each class and the specific expense rate applicable to each class.

h. CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES


a. TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value divided into two classes designated Class A and Class C. Transactions in capital shares for Class A for the six months ended June 30, 1997, and for the year ended December 31, 1996, and for Class C for the period from May 9, 1997 (Commencement of Operations) to June 30, 1997, were as follows:


CLASS A


1/1/97 - 6/30/97                                                                                   SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                     4,131,098      $   56,905,343
Shares reinvested                                                                                      -                    -
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                4,131,098          56,905,343


-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                                                                (8,382,189)        (115,674,298)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                                   (4,251,091)     $  (58,768,955)
-----------------------------------------------------------------------------------------------------------------------------

1/1/96 - 12/31/96                                                                                  SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                    24,212,751      $  314,442,257
Shares reinvested                                                                                 543,194           7,520,835
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               24,755,945         321,963,092


-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                                                               (14,194,773)       (181,462,772)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                   10,561,172      $  140,500,320
-----------------------------------------------------------------------------------------------------------------------------


CLASS C

5/9/97* - 6/30/97                                                                                  SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         9,415      $      130,856
Shares reinvested                                                                                      -                    -
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                    9,415             130,856
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                                                                         -                   -
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                        9,415      $      130,856
-----------------------------------------------------------------------------------------------------------------------------


* Class C shares were first sold on May 9, 1997.


NOTE 3     TRANSACTIONS WITH AFFILIATES:


a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the Fund incurred investment advisory fees and administrative fees of $1,424,070 and $356,017, respectively. RSIM has voluntarily agreed to waive any operating expenses, excluding class-specific expenses, of the Fund's Class A shares and Class C shares exceeding an annual expense ratio of 1.30%. For the six months ended June 30, 1997, the Adviser agreed to waive fees of $592,056 for Class A shares and $79 for Class C shares.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the six months ended June 30, 1997.

b. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,041 for the six months ended June 30, 1997.

c. DISTRIBUTION FEES:

The Fund has entered into agreements with Robertson, Stephens & Company LLC ("RS & Co.") for distribution services with respect to its Class A and Class C shares and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, where continuance is reviewed annually by the Fund's Board of Trustees. Under these Plans, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's Class A and Class C shares. The distribution fees for Class A and Class C shares are calculated at an annual rate of 0.25% and 0.75%, respectively, based on the average daily net assets attributable to each class of shares, although the Class C Plan contemplates payments at a rate of up to 1% of the Fund's average net assets attributable to Class C Shares. For the six months ended June 30, 1997, for Class A and for the period from May 9, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred distribution fees of $355,978 and $120, respectively.

d. SHAREHOLDER SERVICING FEE:

The Trust has adopted a Shareholder Servicing Plan for the Class C shares of each fund. Under the Plan, each fund pays fees to RS & Co. at an annual rate of up to 0.25% of the fund's average daily net assets of the Class C shares. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS & Co. to provide administrative support services to their customers who are fund shareholders. In return for providing these support services, a financial institution may receive payments from RS & Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. For the period from May 9, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred shareholder servicing fees of $40.

e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the six months ended June 30, 1997, the Fund paid brokerage commissions of $122,674 to RS & Co., which represented 13.6% of total commissions paid during this period.


NOTE 4    INVESTMENTS:


a. TAX BASIS OF INVESTMENTS:

At June 30, 1997, the cost of investments purchased and proceeds of securities sold short for federal income tax purposes was $227,302,424. Accumulated net unrealized appreciation on investments and securities sold short was $46,118,433, consisting of gross unrealized appreciation and depreciation of $51,635,133 and $5,516,700, respectively.

b. INVESTMENT PURCHASES AND SALES:

For the six months ended June 30, 1997, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $304,201,418 and $363,385,762, respectively.

c. SHORT SALES:

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, equities, and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At June 30, 1997, the Fund had 0.7% of its total assets in short positions. For the six months ended June 30, 1997, the cost of investments purchased to cover short sales and proceeds from investments sold short were $38,591,404 and $37,531,434, respectively.

d. RESTRICTED SECURITIES:

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently reregistered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At June 30, 1997, the Fund held restricted securities with an aggregate value of $900,000, which represented 0.3% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.



                                                       SHARES/PAR                COST               VALUE         ACQUISITION
SECURITY                                                    (000)               (000)               (000)                DATE
-----------------------------------------------------------------------------------------------------------------------------
U-Ship, Inc.                                                  667             $ 1,150              $  900             4/29/97
-----------------------------------------------------------------------------------------------------------------------------


NOTE 5    MERGER:

On June 8, 1997, BankAmerica Corporation ("BankAmerica") entered into an Agreement and Plan of Merger with Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc., pursuant to which each of those entities would be merged into a subsidiary of BankAmerica. Upon the consummation of those mergers (expected to occur as early as September 30, 1997), BankAmerica will become the owner of the entire beneficial interest in RSIM, L.P. and RSIM, Inc.

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht, Trustee
     President, Chief Executive Officer

Leonard B. Auerbach, Trustee
     President and Chairman of Auerbach Associates, Inc.

John W. Glynn, Jr., Trustee
     Principal and Chairman of Glynn Capital Management

James K. Peterson, Trustee
     Former Director of the IBM Retirement Funds

John P. Rohal, Trustee
     Managing Director and Director of Research, Robertson, Stephens & Co.

Terry R. Otton
     Chief Financial Officer

Dana K. Welch
     Secretary

INVESTMENT ADVISER
Robertson, Stephens & Company
Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Growth & Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published August 29, 1997

Design: Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek

THE ROBERTSON STEPHENS MUTUAL FUNDS

In addition to THE GROWTH & INCOME FUND, Robertson Stephens offers the following mutual funds:

THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies (predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated or overlooked by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara.

THE GLOBAL VALUE FUND
APPLYING A CASH FLOW VALUE METHODOLOGY WORLDWIDE - Uses a methodology that combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.

THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR - Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE MICROCAP GROWTH FUND
FOCUSING ON COMPANIES WITH MARKET CAPS OF LESS THAN $250 MILLION - Invests primarily in "micro-cap" companies with the potential for long-term capital appreciation. No load. Managed by David Evans.

THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.

THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE LONG-TERM INVESTOR - Invests primarily in growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. No load. Managed by Ron Elijah.





Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERTSON STEPHENS & COMPANY

BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104

FUND NEWS & INFORMATION

ROBERTSON STEPHENS
INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio Manager Hotline, 24 hours a day.

1-800-766-3863


ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM


ROBERTSON STEPHENS
ON THE WEB

HTTP://WWW.RSIM.COM


ROBERTSON STEPHENS
ACCOUNTLINK

-    Automated account information, 24 hours a day.

1-800-624-8025



FUND LISTINGS

The Fund is listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as Gr Inc under the heading Robertson Stephens. Its computer quotation symbol is RSGIX.

The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.